Premises and Equipment	12 Months Ended
Dec. 31, 2019
Premises and Equipment
Premises and Equipment

Note 5:   Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2019	2018
	(In thousands)
Land, buildings and improvements	$18,297	$17,839
Furniture and equipment	14,220	13,359
Computer software	2,196	2,164
	34,713	33,362
Less accumulated depreciation	(22,311)	(21,245)
Net premises and equipment	$12,402	$12,117